Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2025
Share-Based Payment Arrangement [Abstract]
Schedule of Black-Scholes Option Pricing Model
The following assumptions were used by Scilex in the Black-Scholes option pricing model to estimate stock-based compensation on the date of grant for stock options granted and ESPP shares issued for the years ended December 31, 2025 and 2024:

	Year Ended December 31,
	2025	2024
Stock options:
Expected dividend yield	0.0%	0.0%
Expected volatility	72.5% - 99.1%	72.0% - 119.1%
Risk-free interest rate	3.6% - 4.2%	3.8% - 4.7%
Term of options (in years)	6.3	3.0 - 6.3
Employee stock purchase plan:
Expected dividend yield	0.0%	0.0%
Expected volatility	112.9%	129.3%
Risk-free interest rate	4.3%	5.4%
Expected life (in years)	0.5	0.5

Schedule of Stock-Based Compensation Expense
Total stock-based compensation expense recorded in the statements of operations was as follows (in thousands):

	Year Ended December 31,
	2025	2024
Research and development	$205	$128
General and administrative	142,230	532

Total stock-based compensation expense	$142,435	$660